SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 20 – SHAREHOLDERS’ EQUITY (DEFICIT):

A.

On June 4, 2021, the Company completed two private placements (collectively, the “Offering”). The Offering resulted in the issuance of an aggregate of 1,305,662 units at a price of CAD$8.16 per Unit, for gross proceeds of $8,590 (CAD$10.65 million). Each Unit is composed of one common share of the Company and one common share purchase warrant (a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional common share of the Company at CAD$11.04 per warrant. 221,100 Warrants expire on April 14, 2023, and 1,084,562 Warrants expire on May 28, 2023. A finder’s fee of $466 (CAD$578) was paid in connection with the Offering.

The fair value of the warrants granted was $4,786 and was initially classified as a liability. The Company accounted for the remaining $3,338 as additional paid in capital and share issue expenses.

B.	During the year ended December 31, 2021, the Company issued 286,223 shares in respect of 286,223 stock options that were exercised.
C.	During the year ended December 31, 2022, the Company issued 630,161 shares in respect of 630,161 warrants that were exercised. (See Note 21 (a))

D.	On February 3, 2022, the Company issued the shareholders of Isramat 273,774 shares in respect of the acquisition of Isramat (see Note 7).
E.	During the year ended December 31, 2022, the Company issued 116,667 shares in respect of 116,667 stock options that were exercised. (See Note 21 (b))
F.

On February 11, 2022, the Company issued 74,985 shares to a trustee in respect of a crowd funding transaction that was completed in 2019, for which shares were not immediately issued until the completion of an Israeli tax ruling which was only finalized in late 2021.

G.	During the year ended December 31, 2022, the Company issued 545,000 shares in respect of 545,000 RSU’s that were exercised. (See Note 21 (c))
H.

On November 2, 2022, the Company completed a private placement (“November 2022 Private Placement”) that resulted in the issuance of 2,978,337 units (“Unit”), at a price per unit of $1.35 (CAD$1.86), for gross proceeds of $4,021. Each Unit consists of one common share and one half of one common share purchase warrant. An aggregate of 1,489,169 warrants were issued upon final closing which when exercised in accordance with the terms of the warrant certificates, and upon payment of an exercise price of $1.5 (CAD$2.04), which will result in the issuance of an additional 1,489,169 common shares (“November 2022 Private Placement Warrants”). The warrants are exercisable for a period of 24 months. A finder’s fee of $260 (CAD$349,000) was paid and 237,200 November 2022 Private Placement Warrants were issued in connection with the November 2022 Private Placement.

The fair value of the November 2022 Private Placement Warrants granted was $894 and was initially classified as a liability (see note 18(d)). The Company accounted for the remaining $3,127 as additional paid in capital and share issue expenses.

I.	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 1,783,561 units (“March 2023 Units”) at a price per March 2023 Unit of US$1.46 (CAD$1.95). Each March 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 891,778 Warrants were issued with an exercise price of CAD$2.35 (US$1.75) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 891,778 Common Shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 142,685 March 2023 Private Placement Warrants were issued in connection with the private placement.

J.	On June 15 and on June 20, 2023, the Company closed registered direct offerings for gross proceeds of $6,873 through the issuance of 3,818,275 units (“June 2023 Units”) at a price per Unit of US$1.15 (CAD$1.56). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 1,909,134 Warrants were issued with an exercise price of CAD$2.93 (US$2.20) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 1,909,134 Common Shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 305,462 non-registered warrants were issued in connection with the Registered Direct Offerings.

K.	On December 13, 2023, the Company closed registered direct offerings for gross proceeds of $1,490 through the issuance of 1,295,783 units (“December 2023 Units”) at a price per Unit of US$1.15 (CAD$1.36). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 647,891 Warrants were issued with an exercise price of CAD$2.05 (US$1.50) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 647,891 Common Shares (“December 2023 Registered Direct Offerings Warrants”). A finder’s fee of $119 (CAD$162) was paid and 103,663 non-registered warrants were issued in connection with the Registered Direct Offerings.

L.	During the year ended December 31, 2023, the Company issued 92,000 Common Shares in respect of 92,000 warrants that were exercised for gross proceeds of $140 (note 21 (a)).

M.	During the year ended December 31, 2023, the Company issued 464,499 Common Shares in respect of 464,499 RSUs that were exercised (note 21 (c)).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)